Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2022	2021

Utility deposits	$12	$10
Other receivables	77	47
Other prepayments	116	165
Other receivables, prepayments and deposits, net	$205	$222